Commitments and Contingencies	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4 — Commitments and Contingencies

From time to time, the Company may be involved in litigation in the ordinary course of business. The Company is not currently involved in any litigation that the Company believes could have a material adverse effect on its financial condition or results of operations.

Note 4 — Commitments and Contingencies

From time to time, the Company may be involved in litigation in the ordinary course of business. The Company is not currently involved in any litigation that the Company believes could have a material adverse effect on its financial condition or results of operations.